Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [Abstract]
Compensation for key management personnel
Compensation for key management personnel was comprised of:
2022 2021
Short-term employee benefits $ 23,557 $ 20,663
Share-based compensation (a) 21,149 34,639
Post-employment benefits 6,532 6,188
Termination

benefits
- 161
Total $ 51,238 $ 61,651
(a) Excludes deferred share units held by directors (see note 25).